Pinnacle Focused Opportunities ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary Services - 3.2%
Madison Square Garden Sports Corp. - Class A(a)	7,095	$2,729,659

Health Care - 6.6%
Corcept Therapeutics, Inc.(a)	31,468	3,566,898
DaVita, Inc.(a)	11,587	2,039,428
		5,606,326

Industrial Products - 2.3%
Cognex Corp.	31,583	1,925,300

Industrial Services - 4.0%
IES Holdings, Inc.(a)	5,926	1,795,578
Sterling Infrastructure, Inc.(a)	3,450	1,621,741
		3,417,319

Materials - 2.4%
Nucor Corp.	8,124	2,028,075

Media - 3.5%
Roku, Inc. - Class A(a)	18,821	2,953,580

Oil & Gas - 18.1%
HF Sinclair Corp.	40,852	4,150,972
Marathon Petroleum Corp.	11,718	4,374,564
Phillips 66	10,270	2,532,376
Valero Energy Corp.	11,814	4,240,281
		15,298,193

Software & Tech Services - 7.5%
Datadog, Inc. - Class A(a)	9,907	2,348,355
DigitalOcean Holdings, Inc.(a)	16,689	1,847,306
Fortinet, Inc.(a)	12,881	2,201,749
		6,397,410

Tech Hardware & Semiconductors - 50.0%(b)
Advanced Micro Devices, Inc.(a)	4,355	2,049,986
Arrow Electronics, Inc.(a)	12,657	2,587,471
Astera Labs, Inc.(a)	8,426	2,502,353
AXT, Inc.(a)	51,292	3,108,808
Dell Technologies, Inc. - Class C	8,371	3,817,260
Hewlett Packard Enterprise Co.	71,780	3,749,787
Intel Corp.(a)	30,242	2,706,961
Marvell Technology, Inc.	14,263	3,018,907
MaxLinear, Inc. - Class A(a)	53,142	3,183,737
Micron Technology, Inc.	3,334	3,196,406

NetApp, Inc.	11,491	$2,129,167
Sandisk Corp.(a)	2,783	4,360,126
Seagate Technology Holdings PLC	4,342	3,596,826
Western Digital Corp.	5,201	2,343,311
		42,351,106

Telecommunications - 2.1%
Viasat, Inc.(a)	26,445	1,778,955

TOTAL COMMON STOCKS (Cost $80,553,084)		84,485,923

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(c)	218,130	218,130

TOTAL SHORT-TERM INVESTMENTS (Cost $218,130)		218,130

TOTAL INVESTMENTS - 100.0% (Cost $80,771,214)		$84,704,053
Liabilities in Excess of Other Assets - 0.0%(d)		(8,346)
TOTAL NET ASSETS - 100.0%		$84,695,707

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.